Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 14,576,378	$ 805,306	$ 1,738,662
Accounts receivable	1,775,048	549,469	788,241
Inventories, net	1,123,021	725,096	615,365
Note receivable from stockholder		103,735	99,035
Prepaid expenses and other current assets	406,993	250,998	109,236
Deferred cost of revenue, current	974,405	768,599	436,483
Total current assets	18,855,845	3,203,203	3,787,022
Property and equipment, net	1,763,550	1,575,286	1,665,191
Deferred cost of revenue, non-current	1,127,269	803,298	693,763
Security deposits			54,390
Security issuance costs			9,460
Other assets	54,390	1,002,150
Total assets	21,801,054	6,583,937	6,209,826
Current Liabilities
Notes payable, current	39,345	1,638,505	1,656,040
Convertible debt		5,062,417	3,528,313
Accounts payable	1,044,296	1,498,680	1,729,731
Accrued liabilities	1,565,798	1,430,799	997,476
Customer advances and deferred revenues, current	2,960,026	2,419,226	1,566,153
Liability due to early stock option exercise	3,970	5,293	10,587
Total current liabilities	5,613,435	12,054,920	9,488,300
Customer advances and deferred revenues, non-current	2,447,380	2,209,111	1,898,560
Notes payable, non-current	111,318	866,950	2,509,634
Warrant liability	88,050,250	377,747	563,822
Deferred rent	114,657	123,709	159,916
Total Liabilities	96,337,040	15,632,437	14,620,232
Commitments and contingencies (Note 16)
Convertible preferred stock issuable in series		27,324,208	16,675,983
Stockholders' deficit:
Common stock	78,480	21,114	9,920
Additional paid-in capital	45,182,512	1,637,797	1,047,936
Accumulated deficit	(119,796,978)	(38,031,619)	(26,144,245)
Total stockholders' deficit	(74,535,986)	(36,372,708)	(25,086,389)
Total liabilities, convertible preferred stock and stockholders' deficit	21,801,054	6,583,937	6,209,826
Originally Reported [Member]
Stockholders' deficit:
Common stock		10,025
Additional paid-in capital		$ 1,648,886